INVENTORIES AND SUPPLIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
INVENTORIES AND SUPPLIES [abstract]
Materials and supplies	¥ 5,758		¥ 4,955
Oil in tanks	1,483		1,499
Less: Provision for inventory obsolescence	(927)		(601)
Total inventories and supplies	¥ 6,314	$ 907	¥ 5,853